LONG-TERM DEBT (Details Textual) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended
	Jul. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Note Payable Issued One [Member]	Dec. 31, 2011 Note Payable Issued One [Member]	Dec. 31, 2012 Note Payable Issued Two [Member]	Dec. 31, 2011 Note Payable Issued Two [Member]	Dec. 31, 2012 Note Payable Issued Three [Member]	Dec. 31, 2011 Note Payable Issued Three [Member]	Mar. 31, 2012 Note Payable Issued Four [Member]	Dec. 31, 2012 Note Payable Issued Four [Member]	Jun. 30, 2012 Note Payable Issued Five [Member]	Dec. 31, 2012 Note Payable Issued Five [Member]	Dec. 31, 2012 Note Payable Issued Six [Member]	Dec. 31, 2012 Note Payable Issued Seven [Member]	Dec. 31, 2011 Note Payable Issued Seven [Member]	Dec. 31, 2012 Note Payable Issued Eight [Member]	Dec. 31, 2012 Note Payable Issued Nine [Member]	Dec. 31, 2011 Note Payable Issued Nine [Member]	Dec. 31, 2012 Note Payable Issued Ten [Member]	Dec. 31, 2011 Note Payable Issued Ten [Member]	Dec. 31, 2012 Note Payable Issued Ten [Member] Minimum [Member]	Dec. 31, 2012 Note Payable Issued Ten [Member] Maximum [Member]	Dec. 31, 2012 Note Payable Issued Eleven [Member]	Dec. 31, 2012 Note Payable Issued Twelve [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2012 Note Payable To Individuals [Member]	Dec. 31, 2011 Note Payable To Individuals [Member]
Note Payable Issued Date				Oct. 26, 2009		Jan. 31, 2010		Jun. 12, 2010			Jun. 14, 2011		Jul. 12, 2011	Sep. 16, 2010	Dec. 23, 2010		Dec. 31, 2010	Sep. 21, 2010		Jan. 01, 2011				Jan. 01, 2011	Nov. 06, 2012	Nov. 18, 2011
Debt Instrument, Unamortized Discount		$ 33,469		$ 0	$ 0			$ 0	$ 14,931						$ 0	$ 4,960		$ 0	$ 0		$ 23,954				$ 21,138		$ 0	$ 1,341
Debt Instrument, Interest Rate During Period				8.00%		8.00%		12.00%			8.00%		8.00%	10.00%	10.00%		6.00%	12.00%		10.00%				6.00%	20.00%	8.00%	12.00%
Convertible Notes Converted Into Common Stock						1,147,178	1,856,045			949,778		1,046,920								565,834	316,898					1,637,753
Convertible Notes, Conversion Price				$ 0.35				$ 0.18						$ 0.18	$ 0.084		$ 0.15	$ 0.18				$ 0.084	$ 0.10	$ 0.15
Debt Instrument, Maturity Date	Apr. 30, 2008			Mar. 31, 2012		Mar. 31, 2012		Mar. 31, 2012			Jun. 14, 2012		Apr. 16, 2012	Mar. 15, 2012	Dec. 23, 2012		Dec. 31, 2014	Mar. 30, 2012						Jan. 01, 2015		Aug. 21, 2012	Mar. 31, 2012
Debt, Weighted Average Interest Rate						50.00%					55.00%		60.00%													60.00%
Convertible Notes Due Date														Apr. 06, 2013						Apr. 06, 2013					Apr. 06, 2013
Interest Paid		31,008	280
Negotiating Payment Plan Matuity Date				February 2013				February 2013							February 2013			February 2013									December 31, 2012
Stock issued upon conversion of debt at $.065 per share		185,299															185,299
Stock issued upon conversion of debt at $.065 per share (in shares)																	6,143,311
Repayments Of Notes Payable Due		450,958
Repayments Of Notes Payable Due In Year One		67,500
Repayments Of Notes Payable Due In Year Two		90,000
Repayments Of Notes Payable Due In Year Three		$ 97,500
Secured Debt Common Stock Shares		1,000,000
Escrow Account Release Of Common Stock Shares Description		The escrow account releases 1/3 or 333,333 shares per year to the Company if there is no default.